Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share1 [Abstract]
Earnings per share [text block]

		Currency remeasurement
	2021	2020
Earnings
Basic	$2,947	$588
Share option expense	47	20
Equity-settled share option adjustment	(5)	(2)
Diluted	$2,989	$606

Weighted average number of shares (thousands)
Basic	109,021	68,672
Share options	539	191
Diluted	109,560	68,863

Earnings per share (dollars)
Basic	$27.03	$8.56
Diluted	$27.03	$8.56